Debt (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 14, 2024	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Debt [Line Items]
Percentage of Initial Rate			5.905%
Other Borrowings			$ 1,300,000
Future equity obligations		$ 25,000	25,000		$ 25,000	$ 25,000
Valuation Capital		$ 50,000,000
Discount Percentage of Valuation Capital		25.00%
Fair value of SAFE			25,000		25,000	25,000
Proceeds from line of credit				$ 1,300,000	$ 1,300,000	$ 2,442,854
Line of Credit [Member]
Debt [Line Items]
Principal Amount	$ 2,000,000
Percentage of Deposit Plus			1.50%		1.50%
Percentage of Initial Rate					5.905%
Loan matured	Mar. 14, 2026
SAFE [Member]
Debt [Line Items]
Proceeds from Issuance Initial Public Offering			$ 10,000,000		$ 10,000,000